LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2020
LEASES [Abstract]
Weighted average remaining lease term	4 years 9 months 18 days
Weighted average discount (annual) rate	5.63%